John Hancock Rainier Growth Fund
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee[1]	0.73	0.73	0.73
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses[2]	0.28	0.31	0.34

Total annual fund operating expenses	1.26	2.04	2.07

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	622	622	707	207	310	210
3 Years	880	880	940	640	649	649
5 Years	1,157	1,157	1,298	1,098	1,114	1,114
10 Years	1,946	1,946	2,169	2,169	2,400	2,400
* * * * * * * * * * * * *
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the first paragraph and fee schedule are replaced as follows:
The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the aggregate net assets of the fund (together with the net assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average Daily Net Assets	Annual Rate
First $3 billion	0.730%
Next $3 billion	0.725%
Excess over $6 billion	0.700%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.73
Other expenses[2]	0.14

Total annual fund operating expenses	0.87

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 Year	89
3 Years	278
5 Years	482
10 Years	1,073
* * * * * * * * * * * * *
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the first paragraph and fee schedule are replaced as follows:
The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the aggregate net assets of the fund (together with the net assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average Daily Net Assets	Annual Rate
First $3 billion	0.730%
Next $3 billion	0.725%
Excess over $6 billion	0.700%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class NAV shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated for Rainier Growth Fund, as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.73
Other expenses	0.05

Total annual fund operating expenses	0.78

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV
1 Year	80
3 Years	249
5 Years	433
10 Years	966
* * * * * * * * * * * * *
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee for Rainier Growth Fund,” the first paragraph and fee schedule are replaced as follows:
The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the aggregate net assets of the fund (together with the net assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average Daily Net Assets	Annual Rate
First $3 billion	0.730%
Next $3 billion	0.725%
Excess over $6 billion	0.700%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class ADV shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class ADV
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.25
Other expenses[2]	0.35

Total annual fund operating expenses	1.33
Contractual expense reimbursement[3]	- 0.19

Total annual fund operating expenses after expense reimbursements	1.14

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.14% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class ADV
1 Year	116
3 Years	403
5 Years	711
10 Years	1,585
* * * * * * * * * * * * *
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the first paragraph and fee schedule are replaced as follows:
The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the aggregate net assets of the fund (together with the net assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average Daily Net Assets	Annual Rate
First $3 billion	0.730%
Next $3 billion	0.725%
Excess over $6 billion	0.700%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class T shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class T
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.30
Other expenses[2]	0.30

Total annual fund operating expenses	1.33

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class T
1 Year	629
3 Years	900
5 Years	1,192
10 Years	2,021
* * * * * * * * * * * * *
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the first paragraph and fee schedule are replaced as follows:
The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the aggregate net assets of the fund (together with the net assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average Daily Net Assets	Annual Rate
First $3 billion	0.730%
Next $3 billion	0.725%
Excess over $6 billion	0.700%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Rainier Growth Fund
Supplement dated 6—5—12 to the current Class R2 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R2
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.25
Other expenses[2]	1.76
Service plan fee	0.25
Additional expenses	1.51
Total annual fund operating expenses	2.74
Contractual expense reimbursement[3]	- 1.29

Total annual fund operating expenses after expense reimbursements	1.45

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.45% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2
1 Year	148
3 Years	728
5 Years	1,335
10 Years	2,976
* * * * * * * * * * * * *
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the first paragraph and fee schedule are replaced as follows:
The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the aggregate net assets of the fund (together with the net assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average Daily Net Assets	Annual Rate
First $3 billion	0.730%
Next $3 billion	0.725%
Excess over $6 billion	0.700%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.73
Other expenses[2]	0.09

Total annual fund operating expenses	0.82

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
* * * * * * * * * * * * *
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the first paragraph and fee schedule are replaced as follows:
The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the aggregate net assets of the fund (together with the net assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average Daily Net Assets	Annual Rate
First $3 billion	0.730%
Next $3 billion	0.725%
Excess over $6 billion	0.700%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee[1]	0.73		0.73		0.73		0.73
Distribution and service (12b-1) fees[2]	0.50		0.50		0.15	[2]	0.00
Other expenses[3]	6.99		15.18		15.16		15.13
Service plan fee	0.00		0.00		0.00		0.00
Additional expenses	6.99		15.18		15.16		15.13

Total annual fund operating expenses	8.22		16.41		16.04		15.86
Contractual expense reimbursement	-6.52	[4]	-14.81	[4]	-14.84	[5]	-14.86	[4]

Total annual fund operating expenses after expense reimbursements	1.70		1.60		1.20		1.00

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[3]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.70%, 1.60% and 1.00% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement shall remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[5]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.20% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	173	163	122	102
3 Years	1,817	3,180	3,110	3,052
5 Years	3,357	5,548	5,469	5,397
10 Years	6,793	9,472	9,418	9,361
* * * * * * * * * * * * *
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the first paragraph and fee schedule are replaced as follows:
The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the aggregate net assets of the fund (together with the net assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average Daily Net Assets	Annual Rate
First $3 billion	0.730%
Next $3 billion	0.725%
Excess over $6 billion	0.700%
In the “Your account — Class cost structure” section, the bullet point relating to the distribution and service (Rule 12b-1) fees for Class R4 shares is amended and restated as follows:
Class R4
•	Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until June 30, 2013)
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Disciplined Value Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.73		0.73		0.73		0.73
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	1.91		18.84		1.80		0.50
Service plan fee	0.18		0.00		0.08		0.00
Additional expenses	1.73		18.84		1.72		0.50

Total annual fund operating expenses	3.14		20.07		2.68		1.23
Contractual expense reimbursement	- 1.49	[3]	-18.52	[3]	-1.53	[4]	-0.28	[3]

Total annual fund operating expenses after expense reimbursements	1.65		1.55		1.15		0.95

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.65%, 1.55% and 0.95% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.15% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	168	158	117	97
3 Years	829	3,708	708	363
5 Years	1,515	6,269	1,324	649
10 Years	3,345	9,968	2,990	1,464
In the “Your account — Class cost structure” section, the bullet point relating to the distribution and service (Rule 12b-1) fees for Class R4 shares is amended and restated as follows:
Class R4
•	Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until June 30, 2013)
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock International Core Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.89		0.89		0.89		0.89
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	5.28		42.11		42.03		29.74
Service plan fee	0.10		0.00		0.00		0.00
Additional expenses	5.18		42.11		42.03		29.74

Total annual fund operating expenses	6.67		43.50		43.07		30.63
Contractual expense reimbursement	-4.77	[3]	-41.70	[3]	-41.67	[4]	- 29.43	[3]

Total annual fund operating expenses after expense reimbursements	1.90		1.80		1.40		1.20

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.90%, 1.80% and 1.20% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.40% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	193	183	143	122
3 Years	1,545	6,037	5,999	4,956
5 Years	2,853	8,252	8,238	7,629
10 Years	5,936	9,480	9,498	10,185
In the “Your account — Class cost structure” section, the bullet point relating to the distribution and service (Rule 12b-1) fees for Class R4 shares is amended and restated as follows:
Class R4
•	Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until June 30, 2013)
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Small Company Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.90		0.90		0.90		0.90
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	5.60		1.56		6.01		2.67
Service plan fee	0.00		0.00		0.00		0.00
Additional expenses	5.60		1.56		6.01		2.67

Total annual fund operating expenses	7.00		2.96		7.06		3.57
Contractual expense reimbursement	-5.20	[3]	-1.26	[3]	-5.76	[4]	-2.47	[3]

Total annual fund operating expenses after expense reimbursements	1.80		1.70		1.30		1.10

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.80%, 1.70% and 1.10% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.30% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	183	173	132	112
3 Years	1,599	797	1,585	865
5 Years	2,959	1,447	2,976	1,639
10 Years	6,128	3,191	6,199	3,673
In the “Your account — Class cost structure” section, the bullet point relating to the distribution and service (Rule 12b-1) fees for Class R4 shares is amended and restated as follows:
Class R4
•	Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until June 30, 2013)
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds III
Supplement dated 6-5-12 to the Statement of Additional Information dated 7-1-11
In the “Distribution Contracts” section, the following paragraph modifies the similar existing paragraph in the subsection “Distribution Plans” as follows:
The Funds have adopted Distribution Plans with respect to each class of shares (other than Class I and Class NAV shares) (the “Rule 12b-1 Plans”), pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plans, the Funds may pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares (except as noted below), 1.00% for Class B and Class C shares, 0.50% for Class R1 shares, 0.25% for Class R2 shares, 0.50% for Class R3 shares, 0.25% for Class R4 shares, 0.00% for Class R5 shares, 0.30% for Class T shares, and 0.25% for Class ADV shares of each Fund’s average daily net assets attributable to shares of the respective class of shares. The Funds’ Distributor has contractually agreed to limit the distribution and service fees for Class R4 shares of the Funds to 0.15% of the average daily net assets of Class R4 shares of each Fund until at least June 30, 2013.
In the “Sales Compensation” section, the second paragraph under the “Annual Compensation” sub-section is amended and restated as follows:
For Classes R1 and R3 shares of the Fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of 0.50% of its average daily net assets. For Class R2 shares of each Fund, beginning in the first year after an investment is made the Selling Firm receives an annual Rule 12b-1 service fee of 0.25% of its average daily net (aged) assets. For Class R4 shares of each Fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of 0.25% of its average daily net assets. For Class ADV shares of each Fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of 0.25% of its average daily net assets, except that the annual Rule 12b-1 distribution fee payable to Selling Firms for Class R4 shares is limited to 0.15% of the average daily net assets of the Funds’ Class R4 shares until June 30, 2013. See the table “First Year Broker or Other Selling Firm Compensation.” These service and distribution fees are paid monthly in arrears.
Also, in the “Sales Compensation” section, the chart detailing first year sales compensation is amended and restated as follows:
First Year Broker or Other Selling Firm Compensation

	Investor pays			Total Selling
	sales charge	Selling Firm	Selling Firm	Firm
	(% of offering	receives	receives Rule 12b-1	compensation
	price) (1)	commission (2)	service fee (3)	(4)(5)
Class A and Class T investments
Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 - $99,999	4.50%	3.51%	0.25%	3.75%
$100,000 - $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 - $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 - $999,999	2.00%	1.36%	0.25%	1.60%

Class A investments in Core
High Yield Fund
Up to $99,999	4.50%	3.76%	0.25%	4.00%
$100,000 - $249,999	3.75%	3.01%	0.25%	3.25%
$250,000 - $499,999	2.75%	2.06%	0.25%	2.30%
$500,000 - $999,999	2.00%	1.51%	0.25%	1.75%

Investments of Class A and Class
T shares of $1 million or more (6)
First $1M - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

	Investor pays			Total Selling
	sales charge	Selling Firm	Selling Firm	Firm
	(% of offering	receives	receives Rule 12b-1	compensation
	price) (1)	commission (2)	service fee (3)	(4)(5)
Investments of Class A shares by
certain Retirement Plans (6)
First $1 - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Class B investments
All amounts	—	3.75%	0.25%	4.00%

Class C investments
All amounts	—	0.75%	0.25%	1.00%

Class I investments
All amounts	—	0.00%	0.00%	0.00	%(8)

Class I2 investments
All amounts	—	0.00%	0.00%	0.00	%(8)

Class NAV investments
All amounts	—	0.00%	0.00%	0.00%

Class R1 investments(7)
All amounts	0.00%	0.00%	0.50%	0.50%

Class R2 investments(7)
All amounts	0.00%	0.00%	0.25%	0.25%

Class R3 investments(7)
All amounts	0.00%	0.00%	0.50%	0.50%

Class R4 investments(7)
All amounts	0.00%	0.00%	0.15%	0.15%

Class R5 investments
All amounts	0.00%	0.00%	0.00%	0.00%

Class ADV investments(7)
All amounts	—	0.00%	0.25%	0.25%

Class 1 investments
All amounts	—	0.00%	0.05%	0.05%

(1)	See “Initial Sales Charge on Class A and Class T Shares” for a discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge.

(3)	For Class A, Class B, Class C and Class T shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. For Class ADV shares, the Selling Firm received the Rule 12b-1 fees in the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. In certain circumstances, Rule 12b-1 fees are paid in the first year as a percentage of average daily net eligible assets. This compensation applies to the following: Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, LLC, certain retirement platforms with over 100 eligible employees at the inception of a Fund account or $1 million in plan assets, and Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial

IRA or John Hancock custodial Roth IRA investing in John Hancock funds. Monthly payments are made in arrears. See “Distribution Contracts” for description of Class R1, Class R3, Class R4, Class R5, and Class 1 Service Plan charges and payments. (4) Selling Firm commission and Rule 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition. (4) Selling firm commission and Rule 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)	The Distributor retains the balance. (6) Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A and Class T share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution retirement plans investing $1 million or more or with 100 or more eligible employees at the time of purchase.

(7)	For purchases of Class ADV, Class R1, Class R2, Class R3, and Class R4, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears.

(8)	The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I and Class I2 shares of the Funds. This payment may be up to 0.15% of the amount invested.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.